Performance Management	Apr. 30, 2026
Roundhill Video Games ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The performance information presented below provides some indication of the risks of investing in the Fund by showing the extent to which the Fund’s performance can change from year to year and over time. The bar chart below shows the Fund’s performance for the most recent calendar years ended December 31. The table illustrates how the Fund’s average annual returns for the 1-year, 5-year, and since inception periods compare with those of the Solactive GBS Global Markets All Cap USD Index TR, a broad-based securities market index intended to represent the overall global equity market. The table also shows how the Fund’s performance compares to the Roundhill Video Games Blended Index, which represents the underlying indexes tracked by the Fund from inception until September 30, 2025. The Fund’s investment objective and principal investment strategies changed on September 30, 2025, when the Fund converted from a passively-managed index fund into an actively managed fund. Prior to that date and beginning September 26, 2022, the Fund sought to track the performance, before fees and expenses, of the Nasdaq CTA Global Video Games Software Index™. Prior to September 26, 2022, the Fund sought to track the total return performance, before fees and expenses, of the Roundhill BITKRAFT Esports Index. Therefore, the performance and average annual total returns shown for periods prior to September 30, 2025 may have differed had the Fund’s current investment objective and principal investment strategies been in effect during those periods. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.roundhillinvestments.com/etf/NERD.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The performance information presented below provides some indication of the risks of investing in the Fund by showing the extent to which the Fund’s performance can change from year to year and over time.
Performance Additional Market Index [Text]	The table illustrates how the Fund’s average annual returns for the 1-year, 5-year, and since inception periods compare with those of the Solactive GBS Global Markets All Cap USD Index TR, a broad-based securities market index intended to represent the overall global equity market. The table also shows how the Fund’s performance compares to the Roundhill Video Games Blended Index, which represents the underlying indexes tracked by the Fund from inception until September 30, 2025.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart Closing [Text Block]	The calendar year-to-date total return of the Fund as of March 31, 2026 was -15.05%. During the period of time shown in the bar chart, the highest quarterly return was 48.75% for the quarter ended June 30, 2020, and the lowest quarterly return was -23.79% for the quarter ended June 30, 2022.
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	(15.05%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	48.75%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(23.79%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns(for periods ended December 31, 2025)
Performance Table Market Index Changed	The Roundhill Video Games Blended Index represents the linked performance of two different performance benchmarks – for periods prior to September 26, 2022, the Roundhill BITKRAFT Esports Index and for periods thereafter, the Nasdaq CTA Global Video Games Software IndexTM, the Fund’s index until September 30, 2025.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Availability Website Address [Text]	www.roundhillinvestments.com/etf/NERD
Roundhill Sports Betting & iGaming ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The performance information presented below provides some indication of the risks of investing in the Fund by showing the extent to which the Fund’s performance can change from year to year and over time. The bar chart below shows the Fund’s performance for the most recent calendar years ended December 31. The table illustrates how the Fund’s average annual returns for the 1-year, 5-year, and since inception periods compare with those of the Index and the Solactive GBS Global Markets All Cap USD Index TR, a broad-based securities market index intended to represent the overall global equity market. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. The Fund’s investment objective and principal investment strategies changed on October 2, 2023 to track the Index. Prior to October 2, 2023, the Fund sought to track the total return performance, before fees and expenses, of the Roundhill Sports Betting & iGaming Index. Therefore, the performance and average annual total returns shown for periods prior to October 2, 2023 may have differed had the Fund’s current investment objective and principal investment strategies been in effect during those periods. Updated performance information is available on the Fund’s website at www.roundhillinvestments.com/etf/BETZ.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The performance information presented below provides some indication of the risks of investing in the Fund by showing the extent to which the Fund’s performance can change from year to year and over time.
Performance Additional Market Index [Text]	The table illustrates how the Fund’s average annual returns for the 1-year, 5-year, and since inception periods compare with those of the Index and the Solactive GBS Global Markets All Cap USD Index TR, a broad-based securities market index intended to represent the overall global equity market.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart Closing [Text Block]	The calendar year-to-date total return of the Fund as of March 31, 2026 was -15.83%. During the period of time shown in the bar chart, the highest quarterly return was 26.03% for the quarter ended June 30, 2025, and the lowest quarterly return was -28.63% for the quarter ended June 30, 2022.
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	(15.83%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	26.03%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(28.63%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns(for periods ended December 31, 2025)
Performance Table Market Index Changed	The Roundhill Sports Betting & iGaming Blended Index represents the linked performance of two different performance benchmarks – for periods prior to October 2, 2023, the Roundhill Sports Betting & iGaming Index, the Fund’s prior index, and for periods thereafter, the Morningstar® Sports Betting & iGaming Select Index, the Fund’s current index.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Availability Website Address [Text]	www.roundhillinvestments.com/etf/BETZ
Roundhill Ball Metaverse ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The performance information presented below provides some indication of the risks of investing in the Fund by showing the extent to which the Fund’s performance can change from year to year and over time. The bar chart below shows the Fund’s performance for the most recent calendar years ended December 31. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with those of the Index and the Solactive GBS Global Markets All Cap USD Index TR, a broad-based securities market index intended to represent the overall global equity market. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.roundhillinvestments.com/etf/METV. Effective June 14, 2024, the Ball Metaverse Index implemented a change to its index methodology to include, as potentially eligible Index components, equity securities of foreign and domestic exchange-traded funds that primarily hold bitcoin or ether. Performance following June 14, 2024 reflects this change to the Index methodology.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The performance information presented below provides some indication of the risks of investing in the Fund by showing the extent to which the Fund’s performance can change from year to year and over time.
Performance Additional Market Index [Text]	The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with those of the Index and the Solactive GBS Global Markets All Cap USD Index TR, a broad-based securities market index intended to represent the overall global equity market.
Bar Chart [Heading]	Calendar Year Total Return
Bar Chart Closing [Text Block]	The calendar year-to-date total return of the Fund as of March 31, 2026 was -15.68%. During the period of time shown in the bar chart, the highest quarterly return was 30.38% for the quarter ended March 31, 2023, and the lowest quarterly return was -32.88% for the quarter ended June 30, 2022.
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	(15.68%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	30.38%
Highest Quarterly Return, Date	Mar. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(32.88%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns(for periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Availability Website Address [Text]	www.roundhillinvestments.com/etf/METV
Roundhill Cannabis ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The performance information presented below provides some indication of the risks of investing in the Fund by showing the extent to which the Fund’s performance can change from year to year and over time. The bar chart below shows the Fund’s performance for the most recent calendar year ended December 31. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with those of the Solactive GBS Global Markets All Cap USD Index TR, a broad-based securities market index intended to represent the overall global equity market. The table also shows how the Fund’s performance compares to the North American Cannabis Net Total Return Index, a comparative index that represents the asset classes in which the Fund invests. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.roundhillinvestments.com/etf/WEED.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The performance information presented below provides some indication of the risks of investing in the Fund by showing the extent to which the Fund’s performance can change from year to year and over time.
Performance Additional Market Index [Text]	The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with those of the Solactive GBS Global Markets All Cap USD Index TR, a broad-based securities market index intended to represent the overall global equity market. The table also shows how the Fund’s performance compares to the North American Cannabis Net Total Return Index, a comparative index that represents the asset classes in which the Fund invests.
Bar Chart [Heading]	Calendar Year Total Return
Bar Chart Closing [Text Block]	The calendar year-to-date total return of the Fund as of March 31, 2026 was -23.72%. During the period of time shown in the bar chart, the highest quarterly return was 105.33% for the quarter ended September 30, 2025, and the lowest quarterly return was -45.79% for the quarter ended December 31, 2024.
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	(23.72%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	105.33%
Highest Quarterly Return, Date	Sep. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(45.79%)
Lowest Quarterly Return, Date	Dec. 31, 2024
Performance Table Heading	Average Annual Total Returns(for periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Availability Website Address [Text]	www.roundhillinvestments.com/etf/WEED
Roundhill Magnificent Seven ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The performance information presented below provides some indication of the risks of investing in the Fund by showing the extent to which the Fund’s performance can change from year to year and over time. The bar chart below shows the Fund’s performance for the most recent calendar year ended December 31. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with those of the Solactive GBS Global Markets All Cap USD Index TR, a broad-based securities market index intended to represent the overall global equity market. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.roundhillinvestments.com/etf/MAGS.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The performance information presented below provides some indication of the risks of investing in the Fund by showing the extent to which the Fund’s performance can change from year to year and over time.
Bar Chart [Heading]	Calendar Year Total Return
Bar Chart Closing [Text Block]	The calendar year-to-date total return of the Fund as of March 31, 2026 was -12.34%. During the period of time shown in the bar chart, the highest quarterly return was 20.93% for the quarter ended June 30, 2025, and the lowest quarterly return was -15.77% for the quarter ended March 31, 2025.
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	(12.34%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	20.93%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(15.77%)
Lowest Quarterly Return, Date	Mar. 31, 2025
Performance Table Heading	Average Annual Total Returns(for periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Performance Availability Website Address [Text]	www.roundhillinvestments.com/etf/MAGS